Investment Objectives and Goals	Aug. 31, 2025
Templeton World Fund
Prospectus [Line Items]
Risk/Return [Heading]	TEMPLETON WORLD FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital growth.
Templeton Foreign Fund
Prospectus [Line Items]
Risk/Return [Heading]	TEMPLETON FOREIGN FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital growth.